Schedule III Real Estate and Accumulated Depreciation and Depletion Part I (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Encumbrances	$ 40,191
Initial Cost to Company	115,243
Cost capitalized subsequent to acquisition	177,285
Gross amount at which carried at end of period	292,528	$ 286,671	$ 268,932	$ 262,564
Accumulated Depreciation & Depletion	73,480
Aggregate cost for Federal income tax purposes	252,925
Investment Property
Encumbrances	0
Initial Cost to Company	1,629
Cost capitalized subsequent to acquisition	(101)
Gross amount at which carried at end of period	1,528
Accumulated Depreciation & Depletion	684
Mining royalty lands
Encumbrances	0
Initial Cost to Company	39,303
Cost capitalized subsequent to acquisition	(101)
Gross amount at which carried at end of period	39,202
Accumulated Depreciation & Depletion	8,286
Baltimore, MD 5
Encumbrances	0
Initial Cost to Company	4,309
Cost capitalized subsequent to acquisition	251
Gross amount at which carried at end of period	4,560
Accumulated Depreciation & Depletion	155
Asset Management Properties
Encumbrances	40,191
Initial Cost to Company	51,566
Cost capitalized subsequent to acquisition	149,879
Gross amount at which carried at end of period	201,445
Accumulated Depreciation & Depletion	62,257
Baltimore, MD 6
Encumbrances	0
Initial Cost to Company	4,199
Cost capitalized subsequent to acquisition	7,816
Gross amount at which carried at end of period	12,015
Accumulated Depreciation & Depletion	0
Alachua, FL
Encumbrances	0
Initial Cost to Company	1,442
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	1,442
Accumulated Depreciation & Depletion	148
Clayton, GA
Encumbrances	0
Initial Cost to Company	369
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	369
Accumulated Depreciation & Depletion	5
Fayette, GA
Encumbrances	0
Initial Cost to Company	685
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	685
Accumulated Depreciation & Depletion	65
Lake, FL
Encumbrances	0
Initial Cost to Company	402
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	402
Accumulated Depreciation & Depletion	151
Lake, FL 2
Encumbrances	0
Initial Cost to Company	1,083
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	1,083
Accumulated Depreciation & Depletion	970
Lake Louise, FL
Encumbrances	0
Initial Cost to Company	11,039
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	11,039
Accumulated Depreciation & Depletion	0
Lee, FL
Encumbrances	0
Initial Cost to Company	4,690
Cost capitalized subsequent to acquisition	6
Gross amount at which carried at end of period	4,696
Accumulated Depreciation & Depletion	6
Monroe, GA
Encumbrances	0
Initial Cost to Company	792
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	792
Accumulated Depreciation & Depletion	285
Muscogee, GA
Encumbrances	0
Initial Cost to Company	369
Cost capitalized subsequent to acquisition	(45)
Gross amount at which carried at end of period	324
Accumulated Depreciation & Depletion	324
Prince Wil, VA
Encumbrances	0
Initial Cost to Company	299
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	299
Accumulated Depreciation & Depletion	299
Putnam, FL
Encumbrances	0
Initial Cost to Company	15,002
Cost capitalized subsequent to acquisition	37
Gross amount at which carried at end of period	15,039
Accumulated Depreciation & Depletion	4,467
Putnam, FL 2
Encumbrances	0
Initial Cost to Company	302
Cost capitalized subsequent to acquisition	(2)
Gross amount at which carried at end of period	300
Accumulated Depreciation & Depletion	283
Spalding, GA
Encumbrances	0
Initial Cost to Company	20
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	20
Accumulated Depreciation & Depletion	0
Marion, FL
Encumbrances	0
Initial Cost to Company	1,180
Cost capitalized subsequent to acquisition	4
Gross amount at which carried at end of period	1,184
Accumulated Depreciation & Depletion	599
Baltimore, MD 1
Encumbrances	1,808
Initial Cost to Company	439
Cost capitalized subsequent to acquisition	4,423
Gross amount at which carried at end of period	4,862
Accumulated Depreciation & Depletion	2,584
Baltimore, MD 2
Encumbrances	3,501
Initial Cost to Company	950
Cost capitalized subsequent to acquisition	7,719
Gross amount at which carried at end of period	8,669
Accumulated Depreciation & Depletion	4,609
Baltimore, MD 3
Encumbrances	1,158
Initial Cost to Company	690
Cost capitalized subsequent to acquisition	2,861
Gross amount at which carried at end of period	3,551
Accumulated Depreciation & Depletion	1,511
Baltimore, MD 4
Encumbrances	0
Initial Cost to Company	1,435
Cost capitalized subsequent to acquisition	4,229
Gross amount at which carried at end of period	5,664
Accumulated Depreciation & Depletion	961
Baltimore City, MD
Encumbrances	0
Initial Cost to Company	557
Cost capitalized subsequent to acquisition	4,519
Gross amount at which carried at end of period	5,076
Accumulated Depreciation & Depletion	732
Baltimore City, MD 2
Encumbrances	0
Initial Cost to Company	7,442
Cost capitalized subsequent to acquisition	1,380
Gross amount at which carried at end of period	8,822
Accumulated Depreciation & Depletion	718
Duval, FL
Encumbrances	0
Initial Cost to Company	2,416
Cost capitalized subsequent to acquisition	541
Gross amount at which carried at end of period	2,957
Accumulated Depreciation & Depletion	2,773
Harford, MD 1
Encumbrances	738
Initial Cost to Company	31
Cost capitalized subsequent to acquisition	3,830
Gross amount at which carried at end of period	3,861
Accumulated Depreciation & Depletion	2,095
Harford, MD 2
Encumbrances	1,746
Initial Cost to Company	50
Cost capitalized subsequent to acquisition	5,699
Gross amount at which carried at end of period	5,749
Accumulated Depreciation & Depletion	2,491
Harford, MD 3
Encumbrances	3,054
Initial Cost to Company	85
Cost capitalized subsequent to acquisition	7,091
Gross amount at which carried at end of period	7,176
Accumulated Depreciation & Depletion	3,517
Harford, MD 5
Encumbrances	2,403
Initial Cost to Company	88
Cost capitalized subsequent to acquisition	10,133
Gross amount at which carried at end of period	10,221
Accumulated Depreciation & Depletion	4,102
Harford, MD 6
Encumbrances	1,738
Initial Cost to Company	155
Cost capitalized subsequent to acquisition	12,418
Gross amount at which carried at end of period	12,573
Accumulated Depreciation & Depletion	4,016
Howard, MD 1
Encumbrances	0
Initial Cost to Company	2,859
Cost capitalized subsequent to acquisition	4,873
Gross amount at which carried at end of period	7,732
Accumulated Depreciation & Depletion	4,188
Howard, MD 2
Encumbrances	1,046
Initial Cost to Company	2,473
Cost capitalized subsequent to acquisition	981
Gross amount at which carried at end of period	3,454
Accumulated Depreciation & Depletion	1,403
Elkridge, MD
Encumbrances	0
Initial Cost to Company	0
Cost capitalized subsequent to acquisition	40
Gross amount at which carried at end of period	40
Accumulated Depreciation & Depletion	0
Anne Arun, MD 1
Encumbrances	0
Initial Cost to Company	715
Cost capitalized subsequent to acquisition	9,328
Gross amount at which carried at end of period	10,043
Accumulated Depreciation & Depletion	5,628
Anne Arun, MD 2
Encumbrances	5,664
Initial Cost to Company	950
Cost capitalized subsequent to acquisition	13,120
Gross amount at which carried at end of period	14,070
Accumulated Depreciation & Depletion	4,862
Anne Arun, MD 3
Encumbrances	0
Initial Cost to Company	1,525
Cost capitalized subsequent to acquisition	10,800
Gross amount at which carried at end of period	12,325
Accumulated Depreciation & Depletion	3,413
Anne Arun, MD 4
Encumbrances	3,609
Initial Cost to Company	737
Cost capitalized subsequent to acquisition	5,430
Gross amount at which carried at end of period	6,167
Accumulated Depreciation & Depletion	1,711
Anne Arun, MD 5
Encumbrances	0
Initial Cost to Company	667
Cost capitalized subsequent to acquisition	10,261
Gross amount at which carried at end of period	10,928
Accumulated Depreciation & Depletion	2,418
Norfolk, VA
Encumbrances	5,017
Initial Cost to Company	7,512
Cost capitalized subsequent to acquisition	10
Gross amount at which carried at end of period	7,522
Accumulated Depreciation & Depletion	2,446
Prince Wil, VA 2
Encumbrances	0
Initial Cost to Company	3,922
Cost capitalized subsequent to acquisition	27,183
Gross amount at which carried at end of period	31,105
Accumulated Depreciation & Depletion	1,619
Newcastle Co, DE
Encumbrances	8,709
Initial Cost to Company	11,559
Cost capitalized subsequent to acquisition	2,759
Gross amount at which carried at end of period	14,318
Accumulated Depreciation & Depletion	4,305
Baltimore City, MD 3
Encumbrances	0
Initial Cost to Company	5,193
Cost capitalized subsequent to acquisition	3,669
Gross amount at which carried at end of period	8,862
Accumulated Depreciation & Depletion	186
Carroll, MD
Encumbrances	0
Initial Cost to Company	4,720
Cost capitalized subsequent to acquisition	2,426
Gross amount at which carried at end of period	7,146
Accumulated Depreciation & Depletion	0
Harford, MD 4
Encumbrances	0
Initial Cost to Company	92
Cost capitalized subsequent to acquisition	1,584
Gross amount at which carried at end of period	1,676
Accumulated Depreciation & Depletion	0
Prince Wil, VA 3
Encumbrances	0
Initial Cost to Company	3,402
Cost capitalized subsequent to acquisition	893
Gross amount at which carried at end of period	4,295
Accumulated Depreciation & Depletion	44
Wash DC 1
Encumbrances	0
Initial Cost to Company	2,957
Cost capitalized subsequent to acquisition	10,352
Gross amount at which carried at end of period	13,309
Accumulated Depreciation & Depletion	2,707
Wash DC 2
Encumbrances	0
Initial Cost to Company	3,811
Cost capitalized subsequent to acquisition	767
Gross amount at which carried at end of period	4,578
Accumulated Depreciation & Depletion	0
Land Development and Construction Properties
Encumbrances	0
Initial Cost to Company	24,374
Cost capitalized subsequent to acquisition	27,507
Gross amount at which carried at end of period	51,881
Accumulated Depreciation & Depletion	$ 2,937